Employee benefit plans (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (339,814)	¥ (248,791)
Prior service costs	29,801	32,812
Net transition obligation	0	0
Net amount recognized	(310,013)	(215,979)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(91,072)	(119,407)
Prior service costs	(1,612)	(1,826)
Net transition obligation	0	0
Net amount recognized	¥ (92,684)	¥ (121,233)